Subsequent Events (Details) - Subsequent Event [Member]	Feb. 02, 2024 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Price per public share | $ / shares	$ 0.025
Shares exercised | shares	305,218
Cash held in trust account | $	$ 3,301,573